UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:            |X|; Amendment Number: 1

This Amendment (Check only one):    |X|  is a restatement
                                    |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:       Newland Capital Management, LLC

Address:    350 Madison Avenue
            11th Floor
            New York, NY 10017

13F File Number: 028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ken Brodkowitz
Title:      Managing Member
Phone:      (212) 329-0765

Signature, Place and Date of Signing:


/s/ Ken Brodkowitz                New York, NY                 August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $455,997
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1     028-12803               Newland Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2010
COLUMN 1                       COLUMN 2           COL 3      COLUMN 4       COLUMN 5        COLUMN 6      COL 7       COLUMN 8

                               TITLE OF                       VALUE   SHRS OR    SH/ PUT/  INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP      (x1000)  PRN AMT    PRN CALL  DISCRETION     MNGRS SOLE       SHRD NONE
--------------                 --------           -----      -------  -------    --- ----  ----------     ----- ----       ---- ----
ACCO BRANDS CORP               COM                00081T108     898      180,000 SH        Shared-Defined   1      180,000
AEGEAN MARINE PETROLEUM NETW   SHS                Y0017S102  16,292      815,413 SH        Shared-Defined   1      815,413
AIR PRODS & CHEMS INC          COM                009158106  29,910       46,287 SH        Shared-Defined   1       46,287
AMERICAN COMMERCIAL LINES      COM PAR $0.01      025195405   3,100       17,700 SH        Shared-Defined   1       17,700
AMETEK INC NEW                 COM                031100100  23,062      574,408 SH        Shared-Defined   1      574,408
AMR CORP                       COM                001765106     339       50,000 SH        Shared-Defined   1       50,000
ANALOGIC CORP                  COM PAR $0.05      032657207   4,972      109,251 SH        Shared-Defined   1      109,251
ANIXTER INTL INC               COM                035290105   5,785      135,805 SH        Shared-Defined   1      135,805
ANIXTER INTL INC               COM                035290105   2,130       50,000     Call  Shared-Defined   1       50,000
ARKANSAS BEST CORP DEL         COM                040790107     913       44,016 SH        Shared-Defined   1       44,016
ARKANSAS BEST CORP DEL         COM                040790107   1,868       90,000     Call  Shared-Defined   1       90,000
BALTIC TRADING LIMITED         COM                Y0553W103   6,606      581,044 SH        Shared-Defined   1      581,044
BARRICK GOLD CORP              COM                067901108     227        5,000 SH        Shared-Defined   1        5,000
BRIGGS & STRATTON CORP         COM                109043109     426       25,000 SH        Shared-Defined   1       25,000
CELLU TISSUE HLDGS INC         COM                151169109   3,447      443,644 SH        Shared-Defined   1      443,644
CHINA AGRITECH INC             COM NEW            16937A200     518       50,994 SH        Shared-Defined   1       50,994
CISCO SYS INC                  COM                17275R102  21,862    1,025,904 SH        Shared-Defined   1    1,025,904
CISCO SYS INC                  COM                17275R102   1,598       75,000     Call  Shared-Defined   1       75,000
CLARIENT INC                   COM                180489106   5,278    1,713,697 SH        Shared-Defined   1    1,713,697
COEUR D ALENE MINES CORP IDA   COM NEW            192108504   1,732      109,771 SH        Shared-Defined   1      109,771
COLFAX CORP                    COM                194014106   1,173      112,665 SH        Shared-Defined   1      112,665
COSAN LTD                      SHS A              G25343107   2,374      254,162 SH        Shared-Defined   1      254,162
COVENANT TRANSN GROUP INC      CL A               22284P105   6,154      910,368 SH        Shared-Defined   1      910,368
CRANE CO                       COM                224399105   1,409       46,650 SH        Shared-Defined   1       46,650
CRUDE CARRIERS CORPORATION     COM                Y1820X106   3,692      223,625 SH        Shared-Defined   1      223,625
CSX CORP                       COM                126408103   3,223       64,945 SH        Shared-Defined   1       64,945
DANA HOLDING CORP              COM                235825205   1,415      141,500 SH        Shared-Defined   1      141,500
DANAOS CORPORATION             SHS                Y1968P105      96       25,208 SH        Shared-Defined   1       25,208
DENISON MINES CORP             COM                248356107     871      725,693 SH        Shared-Defined   1      725,693
DIANA SHIPPING INC             COM                Y2066G104     262       23,263 SH        Shared-Defined   1       23,263
DIANA SHIPPING INC             COM                Y2066G104     563       50,000     Call  Shared-Defined   1       50,000
DONNELLEY R R & SONS CO        COM                257867101   2,053      125,431 SH        Shared-Defined   1      125,431
DOVER CORP                     COM                260003108   2,060       49,300 SH        Shared-Defined   1       49,300
EMCOR GROUP INC                COM                29084Q100     579       25,000 SH        Shared-Defined   1       25,000
ENERGYSOLUTIONS INC            COM                292756202   3,225      633,537 SH        Shared-Defined   1      633,537
ENGLOBAL CORP                  COM                293306106   1,313      637,591 SH        Shared-Defined   1      637,591
ENTEGRIS INC                   COM                29362U104  10,318    2,598,959 SH        Shared-Defined   1    2,598,959
FEDERAL SIGNAL CORP            COM                313855108   3,737      618,636 SH        Shared-Defined   1      618,636
FEDEX CORP                     COM                31428X106  31,919      455,272 SH        Shared-Defined   1      455,272
FREESEAS INC                   COM                Y26496102   1,855    1,671,549 SH        Shared-Defined   1    1,671,549
FUELCELL ENERGY INC            COM                35952H106     175      148,538 SH        Shared-Defined   1      148,538
GEORGIA GULF CORP              COM PAR$0.01 NEW   373200302     304       22,813 SH        Shared-Defined   1       22,813
GSE SYS INC                    COM                36227K106   5,912    1,456,187 SH        Shared-Defined   1    1,456,187
HALLIBURTON CO                 COM                406216101   1,719       70,000 SH        Shared-Defined   1       70,000
HEADWATERS INC                 COM                42210P102     607      213,751 SH        Shared-Defined   1      213,751
HONEYWELL INTL INC             COM                438516106   2,002       51,300     Put   Shared-Defined   1       51,300
HORSEHEAD HLDG CORP            COM                440694305     772      102,071 SH        Shared-Defined   1      102,071
HUNT J B TRANS SVCS INC        COM                445658107  11,800      361,200 SH        Shared-Defined   1      361,200
ICX TECHNOLOGIES INC           COM                44934T105     899      123,177 SH        Shared-Defined   1      123,177
INGERSOLL-RAND GLOBAL HLDG C   NOTE 4.500% 4/1    45687AAD4   1,925       55,799 SH        Shared-Defined   1       55,799
ISHARES TR INDEX               RUSSELL 2000       464287655   1,528       25,000     Put   Shared-Defined   1       25,000
ITT CORP NEW                   COM                450911102  15,787      351,439 SH        Shared-Defined   1      351,439
KRATON PERFORMANCE POLYMERS    COM                50077C106   1,044       55,552 SH        Shared-Defined   1       55,552
LANDSTAR SYS INC               COM                515098101   5,151      132,117 SH        Shared-Defined   1      132,117
MCDERMOTT INTL INC             COM                580037109   1,187       54,800 SH        Shared-Defined   1       54,800
MISTRAS GROUP INC              COM                60649T107  18,252    1,702,635 SH        Shared-Defined   1    1,702,635
NCI BUILDING SYS INC           COM NEW            628852204   1,706      203,844 SH        Shared-Defined   1      203,844
NETSOL TECHNOLOGIES INC        COM NEW            64115A204   2,627    3,592,136 SH        Shared-Defined   1    3,592,136
OMNOVA SOLUTIONS INC           COM                682129101  10,008    1,281,403 SH        Shared-Defined   1    1,281,403
ORTHOVITA INC                  COM                68750U102     810    3,100,900 SH        Shared-Defined   1    3,100,900
PENSKE AUTOMOTIVE GRP INC      COM                70959W103   4,811      423,476 SH        Shared-Defined   1      423,476
PENTAIR INC                    COM                709631105     386       12,000 SH        Shared-Defined   1       12,000
QUALITY DISTR INC FLA          COM                74756M102   2,673      517,033 SH        Shared-Defined   1      517,033
RAILAMERICA INC                COM                750753402  11,921    1,201,739 SH        Shared-Defined   1    1,201,739
ROADRUNNER TRNSN SVCS HLDG I   COM                76973Q105  11,577      814,695 SH        Shared-Defined   1      814,695
ROBBINS & MYERS INC            COM                770196103   4,467      205,484 SH        Shared-Defined   1      205,484
ROPER INDS INC NEW             COM                776696106   2,921       52,195 SH        Shared-Defined   1       52,195
RSC HOLDINGS INC               COM                74972L102     478       77,500 SH        Shared-Defined   1       77,500
SANDRIDGE ENERGY INC           COM                80007P307   1,096      188,000 SH        Shared-Defined   1      188,000
SMITH A O                      COM                831865209   7,354      152,600 SH        Shared-Defined   1      152,600
SOLUTIA INC                    COM NEW            834376501   4,118      314,360 SH        Shared-Defined   1      314,360
SPDR S&P 500 ETF TR            UNIT SER 1 S&P     78462F103  34,063      330,000     Put   Shared-Defined   1      330,000
SPDR SERIES TRUST              S&P RETAIL ETF     78464A714   1,070       30,000     Put   Shared-Defined   1       30,000
SPROTT PHYSICAL GOLD TRUST     UNIT               85207H104   1,234      105,100 SH        Shared-Defined   1      105,100
TELVENT GIT SA                 SHS                E90215109  20,191    1,209,055 SH        Shared-Defined   1    1,209,055
THOMAS & BETTS CORP            COM                884315102   2,113       60,880 SH        Shared-Defined   1       60,880
TYCO INTERNATIONAL LTD         SHS                H89128104  18,705      530,926 SH        Shared-Defined   1      530,926
ULTRALIFE CORP                 COM                903899102   2,405      559,305 SH        Shared-Defined   1      559,305
ULTRAPETROL BAHAMAS LTD        COM                P94398107     490      112,588 SH        Shared-Defined   1      112,588
UNITED PARCEL SERVICE INC      CL B               911312106  24,427      429,365 SH        Shared-Defined   1      429,365
UNIVERSAL FST PRODS INC        COM                913543104   1,238       40,836 SH        Shared-Defined   1       40,836
UNIVERSAL TRUCKLOAD SVCS INC   COM                91388P105   1,571      112,814 SH        Shared-Defined   1      112,814
UTI WORLDWIDE INC              ORD                G87210103     265       21,445 SH        Shared-Defined   1       21,445
VULCAN MATLS CO                COM                929160109     211        4,808 SH        Shared-Defined   1        4,808
VULCAN MATLS CO                COM                929160109   1,096       25,000     Call  Shared-Defined   1       25,000
YAMANA GOLD INC                COM                98462Y100   1,647      159,900 SH        Shared-Defined   1      159,900

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